UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4075
                                   ------------


                         AXP INTERNATIONAL SERIES, INC.
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               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end: 10/31/04
                         --------

Date of reporting period: 07/31/04
                          --------

Item 1.  Schedule of Investments.

                               PORTFOLIO HOLDINGS
                                       FOR
                    AXP(R) THREADNEEDLE EUROPEAN EQUITY FUND
                               AS OF JULY 31, 2004

Investments in Securities

AXP(R) Threadneedle European Equity Fund

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.5%)(c)
Issuer                                             Shares          Value(a)

Austria (2.6%)

Banks and savings & loans (0.4%)
Erste Bank der oesterreichischen
  Sparkassen                                        14,100         $546,671

Building materials & construction (0.5%)
Wienerberger                                        18,520          663,490

Utilities -- telephone (1.7%)
Telekom Austria                                    128,534        1,991,809

Belgium (0.6%)

Telecom equipment & services
Belgacom                                            24,948(b)       765,109

Denmark (0.7%)

Insurance
Topdanmark                                          15,064(b)       897,653

Finland (1.6%)

Computer software & services (0.7%)
TietoEnator                                         32,070          890,611

Telecom equipment & services (0.9%)
Nokia                                               89,939        1,030,429

France (14.2%)

Automotive & related (1.1%)
Renault                                             17,440        1,374,346

Banks and savings & loans (1.4%)
BNP Paribas                                         28,865        1,678,859

Beverages & tobacco (0.7%)
LVMH Moet Hennessy
  Louis Vuitton                                     12,662          863,102

Computer software & services (0.7%)
Atos Origin                                         15,078(b)       888,393

Energy (3.6%)
Total                                               22,103        4,286,102

Health care products (0.8%)
Aventis                                             12,720          980,217

Health care services (1.0%)
Essilor Intl                                        19,496        1,196,515

Insurance (1.4%)
Axa                                                 80,627        1,654,591

Media (0.4%)
Publicis Groupe                                     19,499          527,907

Multi-industry (2.1%)
Sanofi-Synthelabo                                   28,778        1,906,290
Vivendi Universal                                   27,471(b)       685,943
Total                                                             2,592,233

Utilities -- telephone (1.0%)
France Telecom                                      49,434        1,223,061

Germany (8.4%)

Automotive & related (2.6%)
Bayerische Motoren Werke                            31,251        1,387,083
Continental                                         37,833        1,782,473
Total                                                             3,169,556

Banks and savings & loans (0.4%)
Hypo Real Estate Holding                            17,625(b)       546,247

Computer software & services (1.6%)
SAP                                                  4,680          749,423
T-Online Intl                                      110,286(b)     1,238,352
Total                                                             1,987,775

Electronics (0.9%)
Siemens                                             15,732        1,102,818

Health care products (1.2%)
Celesio                                             13,235          843,289
Merck                                               10,755          603,040
Total                                                             1,446,329

Insurance (0.5%)
Allianz                                              5,835          563,292

Utilities -- electric (0.7%)
E.On                                                12,852          913,599

Utilities -- telephone (0.5%)
Deutsche Telekom                                    35,095(b)       587,302

Ireland (3.1%)

Banks and savings & loans (2.3%)
Anglo Irish Bank                                   118,211        1,870,211
Bank of Ireland                                     72,109          934,513
Total                                                             2,804,724

Building materials & construction (0.8%)
CRH                                                 44,967        1,005,503

Italy (3.6%)

Banks and savings & loans (0.6%)
Banco Popolare di
  Verona e Novara                                   40,751          679,014

Energy (1.2%)
Eni                                                 70,755        1,454,555

Insurance (0.6%)
Riunione Adriatica di Sicurta                       43,909          790,756

Multi-industry (0.6%)
Autostrade                                          36,234          706,552

Utilities -- electric (0.6%)
Enel                                                91,085          717,241

See accompanying notes to investments in securities.

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1   --   AXP THREADNEEDLE EUROPEAN EQUITY FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Issuer                                             Shares          Value(a)

Netherlands (7.1%)

Aerospace & defense (1.1%)
European Aeronautic
  Defence & Space                                   50,303       $1,384,861

Banks and savings & loans (1.3%)
ING Groep                                           68,710        1,592,590

Energy (1.9%)
Royal Dutch Petroleum                               48,648(e)     2,437,055

Food (0.7%)
Koninklijke Numico                                  27,316(b)       850,867

Industrial services (1.0%)
Koninklijke (Royal) Philips
  Electronics                                       49,434        1,196,912

Media (0.5%)
Reed Elsevier                                       45,727(b)       583,814

Multi-industry (0.6%)
Euronext                                            25,412          676,384

Spain (3.4%)

Banks and savings & loans (1.6%)
Banco Bilbao Vizcaya Argentaria                     95,741        1,273,004
Banco Santander Central Hispano                     71,373(e)       677,857
Total                                                             1,950,861

Utilities -- electric (0.8%)
Iberdrola                                           47,646          973,760

Utilities -- telephone (1.0%)
Telefonica                                          86,577        1,260,444

Sweden (3.1%)

Automotive & related (0.6%)
Volvo AB Cl B                                       18,963(b)       679,669

Machinery (0.6%)
Atlas Copco Cl A                                    18,798          673,755

Telecom equipment & services (1.9%)
Telefonaktiebolaget LM
  Ericsson Cl B                                    917,768(b)     2,452,133

Switzerland (12.8%)

Banks and savings & loans (4.2%)
Credit Suisse Group                                 64,862(b)     2,078,683
UBS Cl B                                            45,588        3,046,555
Total                                                             5,125,238

Chemicals (0.6%)
Syngenta                                             8,542(b)       705,220

Food (2.5%)
Nestle                                              12,113        3,092,318

Health care products (5.0%)
Actelion                                             6,462(b)       616,738
Nobel Biocare Holding                                8,636        1,179,874
Novartis                                            42,940        1,919,209
Roche Holding                                       22,979        2,269,376
Total                                                             5,985,197

Multi-industry (0.5%)
ABB                                                118,308(b)       638,230

United Kingdom (34.4%)

Aerospace & defense (0.8%)
Rolls-Royce Group                                  228,939        1,005,711

Banks and savings & loans (5.2%)
Barclays                                            59,948          502,133
HBOS                                                88,835        1,152,537
Lloyds TSB Group                                   135,033        1,013,647
Royal Bank of Scotland Group                        87,667        2,467,924
Standard Chartered                                  68,274        1,130,692
Total                                                             6,266,933

Beverages & tobacco (2.3%)
British American Tobacco                           100,456        1,529,214
Gallaher Group                                      48,988          583,829
SABMiller                                           52,308          667,686
Total                                                             2,780,729

Building materials & construction (0.6%)
Persimmon                                           68,244          726,332

Cellular telecommunications (3.4%)
Vodafone Group                                   1,896,146        4,117,335

Computer software & services (0.3%)
lastminute.com                                     165,112(b)       393,855

Energy (5.3%)
BP                                                 556,829        5,231,879
Cairn Energy                                        41,970(b)     1,081,388
Total                                                             6,313,267

Engineering & construction (1.2%)
Hanson                                              99,117          689,893
Taylor Woodrow                                     172,545          782,326
Total                                                             1,472,219

Financial services (2.8%)
HSBC Holdings                                      235,217        3,458,576

Health care products (3.2%)
AstraZeneca                                         40,218        1,802,263
GlaxoSmithKline                                    103,776        2,110,747
Total                                                             3,913,010

Insurance (1.2%)
HHG                                                771,327(b)       667,142
Prudential                                          91,691          757,164
Total                                                             1,424,306

Leisure time & entertainment (0.7%)
Carnival                                            17,411          852,829

Lodging & gaming (1.4%)
Rank Group                                         311,657        1,678,370

Media (1.6%)
British Sky Broadcasting Group                      41,264          454,207
T&F Informa                                        137,712          885,182
United Business Media                               65,155          586,085
Total                                                             1,925,474

Metals (0.6%)
Lonmin                                              43,715          768,146

Retail -- general (0.6%)
GUS                                                 49,614          777,846

Retail -- grocery (1.1%)
Tesco                                              298,304        1,382,398

Telecom equipment & services (1.2%)
Marconi                                             68,092(b)       774,929
mm02                                               434,698(b)       708,430
Total                                                             1,483,359

Utilities -- natural gas (0.9%)
BG Group                                           182,141        1,136,766

Total common stocks
(Cost: $107,625,874)                                           $116,663,130

Preferred stocks (2.5%)(c)
Issuer                                             Shares          Value(a)

Germany
Porsche                                              3,160       $2,042,508
ProSiebenSat.1 Media                                61,091        1,052,447

Total preferred stocks
(Cost: $2,571,529)                                               $3,094,955

Bond (0.1%)(c)
Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

France
Axa
  (European Monetary Unit) Cv
   12-21-04               2.40%                      4,559(d)       $95,147

Total bond
(Cost: $66,718)                                                     $95,147
See accompanying notes to investments in securities.

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2   --   AXP THREADNEEDLE EUROPEAN EQUITY FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Short-term securities (3.4%)(e)
Issuer                  Effective                  Amount          Value(a)
                          yield                  payable at
                                                  maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
  08-13-04                1.23%                 $2,500,000       $2,498,804
Federal Home Loan Mtge Corp Disc Nt
  09-07-04                1.30                     700,000          699,015
Federal Natl Mtge Assn Disc Nt
  08-25-04                1.38                   1,000,000          999,007

Total short-term securities
(Cost: $4,196,989)                                               $4,196,826

Total investments in securities
(Cost: $114,461,110)(g)                                        $124,050,058

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Currently this security is non-income producing. This bond will convert into Axa common stock upon completion of the acquisition of Mony Group Inc. by Axa. If the acquisition is not completed by Dec. 21, 2004, the bonds will be redeemed with an interest rate of 2.4% (as disclosed).

(e)  Security is partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.8% of this category. 0.6% of the short-term securities is the Fund's cash equivalent position.

(g) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $114,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $12,775,000
     Unrealized depreciation                                     (3,186,000)
                                                                 ----------
     Net unrealized appreciation                                $ 9,589,000
                                                                -----------

                                                              S-6006-80 A (9/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                     AXP(R) THREADNEEDLE INTERNATIONAL FUND
                               AS OF JULY 31, 2004

Investments in Securities

AXP Threadneedle International Fund

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.3%)(c)
Issuer                                             Shares          Value(a)

Australia (1.2%)

Media (0.4%)
News Corp                                          222,014       $1,903,992

Metals (0.8%)
BHP Billiton                                       371,306        3,434,478

Austria (1.3%)

Building materials & construction (0.5%)
Wienerberger                                        64,311        2,303,979

Utilities -- telephone (0.8%)
Telekom Austria                                    229,382        3,554,587

Brazil (1.0%)

Metals (0.5%)
Companhia Vale do
  Rio Doce ADR                                      49,200        2,169,720

Paper & packaging (0.5%)
Aracruz Celulose ADR                                60,667        2,099,078

Denmark (0.4%)

Insurance
Topdanmark                                          31,663(b)     1,886,775

Finland (0.8%)

Computer software & services (0.4%)
TietoEnator                                         67,982        1,887,917

Telecom equipment & services (0.4%)
Nokia                                              150,454        1,723,747

France (9.6%)

Automotive & related (0.6%)
Renault                                             34,243        2,698,494

Banks and savings & loans (0.6%)
BNP Paribas                                         42,428        2,467,717

Beverages & tobacco (0.8%)
LVMH Moet Hennessy
  Louis Vuitton                                     51,133        3,485,469

Computer software & services (0.3%)
Atos Origin                                         25,276(b)     1,489,258

Energy (2.6%)
Total                                               57,437       11,137,893

Health care products (0.7%)
Aventis                                             41,411        3,191,175

Health care services (0.6%)
Essilor Intl                                        46,490        2,853,200

Insurance (1.1%)
Axa                                                234,102        4,804,139

Multi-industry (1.9%)
Sanofi-Synthelabo                                   73,378(e)     4,860,651
Vivendi Universal                                  123,650(b)     3,087,504
Total                                                             7,948,155

Utilities -- telephone (0.4%)
France Telecom                                      78,561        1,943,700

Germany (5.3%)

Automotive & related (1.4%)
Bayerische Motoren Werke                            63,910        2,836,661
Continental                                         80,533        3,794,251
Total                                                             6,630,912

Banks and savings & loans (0.5%)
Hypo Real Estate Holding                            64,163(b)     1,988,586

Computer software & services (0.4%)
SAP                                                 11,130        1,782,281

Electronics (0.6%)
Siemens                                             36,579        2,564,199

Health care products (0.5%)
Celesio                                             36,495        2,325,338

Retail -- general (0.7%)
Metro                                               63,073        2,891,260

Utilities -- electric (1.2%)
E.On                                                74,057        5,264,425

Hong Kong (2.8%)

Financial services (0.9%)
Cheung Kong Holdings                               246,000        1,821,440
Hong Kong Exchanges & Clearing                   1,124,000        2,320,170
Total                                                             4,141,610

Multi-industry (1.1%)
New World Development                            1,642,200        1,326,460
Swire Pacific Cl A                                 514,500        3,430,176
Total                                                             4,756,636

Real estate (0.8%)
Sun Hung Kai Properties                            405,000        3,427,099

Ireland (2.1%)

Banks and savings & loans (1.1%)
Anglo Irish Bank                                   307,095        4,858,537

Building materials & construction (1.0%)
CRH                                                190,524        4,260,293

Italy (3.1%)

Banks and savings & loans (0.6%)
Banco Popolare di
  Verona e Novara                                  169,447        2,823,410

Energy (1.5%)
Eni                                                303,254        6,234,183

See accompanying notes to investments in securities.

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1   --   AXP THREADNEEDLE INTERNATIONAL FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Issuer                                             Shares          Value(a)

Italy (cont.)

Insurance (0.6%)
Riunione Adriatica di Sicurta                      153,817       $2,770,085

Multi-industry (0.4%)
Autostrade                                          82,984        1,618,162

Japan (19.4%)

Automotive & related (2.0%)
Nissan Motor                                       235,000        2,540,883
Toyota Motor                                       145,100        5,847,332
Total                                                             8,388,215

Banks and savings & loans (1.0%)
Mitsubishi Tokyo Financial Group                       401        3,596,267
Sumitomo Mitsui Financial Group                        165          995,907
Total                                                             4,592,174

Building materials & construction (0.6%)
Asahi Glass                                        300,000        2,703,967

Cellular telecommunications (0.4%)
NTT DoCoMo                                           1,040        1,814,878

Chemicals (1.0%)
Shin-Etsu Chemical                                  40,000        1,360,079
Sumitomo Chemical                                  750,000        3,089,863
Total                                                             4,449,942

Computer software & services (0.4%)
Nomura Research Institute                           19,400        1,816,623

Electronics (2.3%)
Hitachi                                            270,000        1,651,525
Hitachi Maxell                                     105,600        1,607,225
Keyence                                             12,190        2,583,398
Murata Manufacturing                                21,600        1,074,463
Rohm                                                15,000        1,608,348
Tokyo Electron                                      20,000          980,480
Total                                                             9,505,439

Engineering & construction (0.7%)
Daiwa House Inds                                   300,000        3,124,944

Financial services (0.9%)
Nomura Holdings                                    210,000        2,886,390
Sumitomo Trust & Banking                           213,000        1,249,222
Total                                                             4,135,612

Furniture & appliances (0.7%)
Matsushita Electric Industrial                     243,000        3,243,789

Health care products (0.9%)
Chugai Pharmaceutical                              119,800        1,884,773
Yamanouchi Pharmaceutical                           60,400        2,075,452
Total                                                             3,960,225

Household products (0.2%)
Kao                                                 40,000          993,074

Industrial transportation (0.6%)
East Japan Railway                                     350        1,911,037
West Japan Railway                                     200          802,375
Total                                                             2,713,412

Insurance (0.6%)
Sompo Japan Insurance                              281,000        2,777,899

Machinery (1.0%)
Amada                                              317,000        1,802,141
SMC                                                 25,000        2,451,201
Total                                                             4,253,342

Media (1.3%)
Dai Nippon Printing                                175,000        2,482,460
Dentsu                                                 420        1,072,951
Nippon Telegraph & Telephone                           422        2,106,773
Total                                                             5,662,184

Metals (0.3%)
Nippon Steel                                       750,000        1,524,692

Multi-industry (1.5%)
Canon                                               75,000        3,670,054
Mitsubishi                                         266,000        2,565,009
Total                                                             6,235,063

Paper & packaging (0.6%)
Nippon Unipac Holding                                  537        2,642,251

Real estate (0.8%)
Mitsui Fudosan                                     331,000        3,686,049

Retail -- general (0.9%)
Marui                                              150,000        1,814,788
Seven-Eleven Japan                                  63,000        1,938,113
Total                                                             3,752,901

Utilities -- electric (0.8%)
Tokyo Electric Power                               146,300        3,322,906

Mexico (1.7%)

Cellular telecommunications (1.2%)
America Movil ADR Series L                         133,354        4,764,738
America Telecom Series A1                          298,034(b)       586,823
Total                                                             5,351,561

Retail -- general (0.5%)
Wal-Mart de Mexico                                 693,900        2,110,521

Netherlands (3.0%)

Banks and savings & loans (1.0%)
ING Groep                                          194,214        4,501,575

Energy (0.5%)
Royal Dutch Petroleum                               42,783        2,143,244

Food (0.8%)
Koninklijke Numico                                 117,630(b)     3,664,058

Industrial services (0.7%)
Koninklijke (Royal)
  Philips Electronics                              124,857        3,023,077

Norway (1.0%)

Insurance
Storebrand                                         683,105        4,441,882

Portugal (0.5%)

Utilities -- electric
EDP-Electricdade de Portugal                       831,937        2,220,344

Russia (0.6%)

Energy
Lukoil ADR                                          26,100        2,844,900

Singapore (1.4%)

Banks and savings & loans (1.0%)
DBS Group Holdings                                 468,000        4,222,106

Real estate (0.4%)
City Developments                                  554,000        1,966,940

South Africa (0.5%)

Metals
Anglo American                                     103,300        2,196,996

South Korea (2.0%)

Automotive & related (0.2%)
Hyundai Motor                                       29,270        1,086,671

Banks and savings & loans (0.4%)
Kookmin Bank ADR                                    69,480(b)     1,910,849

Electronics (1.1%)
Samsung Electronics                                 12,550        4,476,775

Metals (0.3%)
POSCO                                                9,480        1,293,465

Spain (1.4%)

Banks and savings & loans (0.7%)
Banco Popular Espanol                               57,393        3,086,966

Computer software & services (0.3%)
Indra Sistemas                                      93,109        1,186,518

Utilities -- electric (0.4%)
Iberdrola                                           94,828(e)     1,938,039

Sweden (1.0%)

Telecom equipment & services
Telefonaktiebolaget LM
  Ericsson Cl B                                  1,624,000(b)     4,339,077

Switzerland (7.1%)

Banks and savings & loans (2.4%)
Credit Suisse Group                                123,158(b)     3,946,940
UBS                                                 99,803        6,669,636
Total                                                            10,616,576

Food (0.7%)
Nestle                                              11,340        2,894,980

See accompanying notes to investments in securities.

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2   --   AXP THREADNEEDLE INTERNATIONAL FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Issuer                                             Shares          Value(a)

Switzerland (cont.)

Health care products (3.1%)
Nobel Biocare Holding                               31,433       $4,294,461
Novartis                                            64,432        2,879,797
Roche Holding                                       66,996        6,616,437
Total                                                            13,790,695

Multi-industry (0.4%)
ABB                                                362,660(b)     1,956,422

Retail -- general (0.5%)
Swatch Group Cl B                                   16,478        2,096,896

Taiwan (1.9%)

Banks and savings & loans (1.1%)
Chinatrust Financial Holding                     4,862,810        4,943,589

Electronics (0.8%)
Taiwan Semiconductor Mfg                         2,827,706        3,553,997

United Kingdom (26.0%)

Aerospace & defense (1.1%)
Rolls-Royce Group                                  909,814        3,996,741
Smiths Group                                        77,556        1,030,919
Total                                                             5,027,660

Banks and savings & loans (3.4%)
Lloyds TSB Group                                   581,318        4,363,757
Royal Bank of Scotland Group                       218,807        6,159,660
Standard Chartered                                 251,076        4,158,091
Total                                                            14,681,508

Beverages & tobacco (2.0%)
British American Tobacco                           264,519        4,026,699
Gallaher Group                                     230,136        2,742,713
SABMiller ADR                                      174,859        2,231,989
Total                                                             9,001,401

Cellular telecommunications (1.8%)
Vodafone Group                                   3,594,357        7,804,871

Computer software & services (0.7%)
ARM Holdings                                     1,130,811        2,167,197
lastminute.com                                     389,692(b)       929,563
Total                                                             3,096,760

Energy (3.8%)
BP                                               1,259,128       11,830,569
Cairn Energy                                       173,863(b)     4,479,708
Total                                                            16,310,277

Financial services (0.4%)
HSBC Holdings                                      134,329        1,975,142

Food (0.5%)
Associated British Foods                           193,325        2,217,761

Health care products (1.5%)
AstraZeneca                                         77,736        3,483,533
Smith & Nephew                                     313,355        3,166,764
Total                                                             6,650,297

Home building (0.4%)
Bellway                                            129,760        1,705,941

Industrial services (0.5%)
BOC Group                                          120,220        2,064,308

Insurance (1.8%)
HHG                                              4,139,140(b)     3,580,056
Prudential                                         515,211        4,254,499
Total                                                             7,834,555

Leisure time & entertainment (0.6%)
Carnival                                            52,205        2,557,116

Media (0.5%)
Taylor Nelson Sofres                               594,865        2,296,362

Multi-industry (0.6%)
Hays                                             1,248,933        2,774,502

Real estate (0.5%)
Land Securities Group                              105,112        2,168,544

Retail -- general (1.3%)
GUS                                                364,383        5,712,778

Retail -- grocery (2.6%)
Tesco                                            1,620,091        7,507,810
William Morrison Supermarkets                    1,060,275        3,494,485
Total                                                            11,002,295

Telecom equipment & services (0.9%)
Marconi                                            111,613(b)     1,270,226
mm02                                             1,718,718(b)     2,801,004
Total                                                             4,071,230

Utilities -- natural gas (1.2%)
BG Group                                           843,123        5,262,044

Total common stocks
(Cost: $389,583,312)                                           $418,694,141

Preferred stocks & other (1.7%)(c)
Issuer                                             Shares          Value(a)

Germany (1.7%)
Porsche                                              8,621       $5,572,296
ProSiebenSat.1 Media                               102,884        1,772,438
Total                                                             7,344,734

Singapore (--%)
City Developments
  Warrants                                          55,400(b)       114,792

Total preferred stocks & other
(Cost: $6,140,662)                                               $7,459,526

Bonds (--%)(c)
Issuer                   Coupon                   Principal        Value(a)
                          rate                     amount

France
Axa
  (European Monetary Unit) Cv
   12-21-04               2.40%                      9,104(d)      $190,002

Total bonds
(Cost: $133,232)                                                   $190,002

Short-term securities (3.7%)(f)
Issuer                  Effective                  Amount          Value(a)
                          yield                  payable at
                                                  maturity

U.S. government agencies (2.8%)
Federal Home Loan Mtge Corp Disc Nts
  08-03-04                1.08%                 $5,000,000       $4,999,399
  09-09-04                1.28                   5,000,000        4,992,731
Federal Natl Mtge Assn Disc Nt
  08-20-04                1.21                   2,200,000        2,198,447
Total                                                            12,190,577

Commercial paper (0.9%)
Barton Capital
  08-02-04                1.33                   3,900,000        3,899,568

Total short-term securities
(Cost: $16,091,111)                                             $16,090,145

Total investments in securities
(Cost: $411,948,317)(g)                                        $442,433,814

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP THREADNEEDLE INTERNATIONAL FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Currently this security is non-income producing. This bond will convert into Axa common stock upon completion of the acquisition of Mony Group Inc. by Axa. If the acquisition is not completed by Dec. 21, 2004, the bonds will be redeemed with an interest rate of 2.4% (as disclosed).

(e)  Security is partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.2% of this category. 2.5% of the short-term securities is the Fund's cash equivalent position.

(g) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $411,948,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 42,656,000
     Unrealized depreciation                                    (12,170,000)
                                                                -----------
     Net unrealized appreciation                               $ 30,486,000
                                                               ------------



                                                              S-6140-80 A (9/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP International Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 29, 2004